Unaudited Interim Condensed Consolidated Statements of Cash Flows	6 Months Ended
	Jun. 30, 2025 MYR (RM)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 MYR (RM)
Cash flows from operating activities
(Loss) profit before tax	RM 3,822,895	$ 872,927	RM (2,349,175)
Adjustments for:
Finance costs	788,202	179,980	762,047
Depreciation charge of property, plant and equipment	44,630	10,191	44,487
Depreciation of right-of-use assets	254,724	58,164	225,390
Amortization of intangible assets	235,524	53,780	7,659
Reversal of accruals	(870,739)	(198,826)
Provision/(reversal) of credit loss on trade receivables	(342,284)	(78,158)	4,085
Changes in assets and liabilities
Decrease in trade receivables	1,016,087	232,015	2,450,218
Decrease/(increase) in prepayments, deposits and other receivables	(320,912)	(73,278)	236,108
Decrease/(increase) in amounts due from a related company	(319,374)	(72,926)	353,692
Increase/(decrease) in other payables	(768,934)	(175,580)	149,084
(Decrease)/ increase in amounts due to related companies	929,344	212,208	(562,536)
Increase/(decrease) in trade payables	(4,358,542)	(995,237)	2,513,215
Income tax paid	(71,217)	(16,262)
Net cash generated from operating activities	39,404	8,998	3,834,274
Cash flows from investing activities
Payments for purchases of property, plant and equipment	(62,608)	(14,296)	(97,550)
Payments for purchases of intangible assets-related parties			(5,311,711)
Payments for purchases of intangible assets-third parties			(169,600)
Net cash used in investing activities	(62,608)	(14,296)	(5,578,861)
Cash flows from financing activities
Payment of IPO related costs			(471,570)
(Repayment to)/advances received from a related party	3,839,926	876,816	(4,123)
Repayment of shareholder’s loan	(50,000)	(11,417)	(70,925)
Payment of principal element of bank borrowing	(5,370)	(1,226)	(7,921)
Payment of interest element of bank borrowing	(1,405)	(321)	(2,148)
Proceeds from the issue of redeemable convertible preference shares			3,134,350
Payment of capital element of lease liabilities	(193,903)	(44,276)	(155,262)
Payment of interest element of lease liabilities	(120,665)	(27,553)	(123,305)
Net cash generated from financing activities	3,468,583	792,023	2,299,096
Effect of foreign currency exchange rate	(210,189)	(17,882)
Net increase in cash	3,235,190	768,842	554,509
Cash – beginning of the period	390,500	89,166	109,161
Cash – end of the period	RM 3,625,690	$ 858,009	RM 663,670